Warranty Activity (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Accrued Warranty [Line Items]
Beginning balance	$ 29,063	177,869	162,133
Warranty provision	5,102	31,226	25,983
Warranty reversal	(1,569)	(9,605)	(9,569)
Warranty claims	(3,989)	(24,413)	(7,077)
Ending balance	$ 28,607	175,077	171,470